Vessels and Equipment (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

(U.S. Dollars in thousands)	Vessels & equipment	Accumulated depreciation	Net Vessels
Vessels, December 31, 2016	$1,468,913	$(212,024)	$1,256,889
Additions	522,369	—	522,369
Drydock costs	15,348	—	15,348
Disposals	(3,289)	3,289	—
Depreciation for the year	—	(71,583)	(71,583)

Vessels, December 31, 2017	$2,003,341	$(280,318)	$1,723,023

Additions	117,955	—	117,955
Drydock costs	6,132	—	6,132
Disposals	(260)	260	—
Depreciation for the period	—	(43,906)	(43,906)

Vessels, June 30, 2018	$2,127,168	$(323,964)	$1,803,204